Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	04-2695240
Plan number	001
Notes Receivable from Participants	$ 38,794
Total investment	$ 7,901,810
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	9.50%
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	4.25%
Investment, Identifier [Axis]: Stable Value Fund | Boston Scientific Common Stock Fund Shares | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	8,707,903
Current Value	$ 523,171
Investment, Identifier [Axis]: Stable Value Fund | PUTNAM STABLE VALUE FUND | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	371,933
Current Value	$ 372
Investment, Identifier [Axis]: Stable Value Fund | Vanguard Retirement Savings Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	264,864,624
Current Value	$ 264,865
Investment, Identifier [Axis]: Vanguard Group | 500 Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	13,295
Current Value	$ 8,400
Investment, Identifier [Axis]: Vanguard Group | American Cent Us Sm Cap Growth Trst Cl F | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	887
Current Value	$ 10
Investment, Identifier [Axis]: Vanguard Group | American Funds Eupac R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	1,839
Current Value	$ 111
Investment, Identifier [Axis]: Vanguard Group | American Funds New Perspective R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	4,260
Current Value	$ 301
Investment, Identifier [Axis]: Vanguard Group | Baird Aggregate Bond Inst | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	7,342
Current Value	$ 73
Investment, Identifier [Axis]: Vanguard Group | Balanced Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	13,161
Current Value	$ 682
Investment, Identifier [Axis]: Vanguard Group | Capital Group EuroPacific Growth Trust; U2 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	15,794,975
Current Value	$ 249,877
Investment, Identifier [Axis]: Vanguard Group | Cash Reserves Federal MM Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	300,852
Current Value	$ 301
Investment, Identifier [Axis]: Vanguard Group | Dreyfus Government Cash Mgmt Instl | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	515
Current Value	$ 1
Investment, Identifier [Axis]: Vanguard Group | Emerging Mkts Stock Idx Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	12,696
Current Value	$ 566
Investment, Identifier [Axis]: Vanguard Group | Fidelity (FIAM) Core Plus CIT; Class J | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	2,163,525
Current Value	$ 53,439
Investment, Identifier [Axis]: Vanguard Group | Fidelity Real Estate Index | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	4,108
Current Value	$ 66
Investment, Identifier [Axis]: Vanguard Group | Growth Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	25,611
Current Value	$ 6,432
Investment, Identifier [Axis]: Vanguard Group | Institutional 500 Index Trust A | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	13,584,517
Current Value	$ 1,889,470
Investment, Identifier [Axis]: Vanguard Group | Institutional Extended Market Index Trust A | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	2,949,159
Current Value	$ 379,380
Investment, Identifier [Axis]: Vanguard Group | Institutional Total Bond Market Index Trust A | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	3,368,846
Current Value	$ 371,112
Investment, Identifier [Axis]: Vanguard Group | Institutional Total International Stock Market Index Trust A | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	2,628,711
Current Value	$ 368,966
Investment, Identifier [Axis]: Vanguard Group | JPMorgan Large Cap Growth Fund; Class R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	1,660,003
Current Value	$ 143,491
Investment, Identifier [Axis]: Vanguard Group | Legal & General S&P 400 Dc Cit B | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	687
Current Value	$ 157
Investment, Identifier [Axis]: Vanguard Group | Legal & General S&P 500 Dc Cit | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	3,501
Current Value	$ 1,172
Investment, Identifier [Axis]: Vanguard Group | Legal & General S&P 600 Dc Cit | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	333
Current Value	$ 75
Investment, Identifier [Axis]: Vanguard Group | Mid Cap Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	1,744
Current Value	$ 627
Investment, Identifier [Axis]: Vanguard Group | Mid-Cap Growth Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	12,269
Current Value	$ 1,474
Investment, Identifier [Axis]: Vanguard Group | Mid-Cap Value Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	6,632
Current Value	$ 609
Investment, Identifier [Axis]: Vanguard Group | Nomura Small Cap Value R6 | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	841
Current Value	$ 56
Investment, Identifier [Axis]: Vanguard Group | Real Estate Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	5,831
Current Value	$ 731
Investment, Identifier [Axis]: Vanguard Group | Short-Term Bond Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	12,645
Current Value	$ 131
Investment, Identifier [Axis]: Vanguard Group | Small-Cap Growth Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	9,121
Current Value	$ 968
Investment, Identifier [Axis]: Vanguard Group | Small-Cap Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	5,011
Current Value	$ 619
Investment, Identifier [Axis]: Vanguard Group | Small-Cap Value Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	8,810
Current Value	$ 802
Investment, Identifier [Axis]: Vanguard Group | State St Emg Mkts Indx Sl Sf Cl Ii | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	6,824
Current Value	$ 110
Investment, Identifier [Axis]: Vanguard Group | State St Intl Indx Sl Cl Ix | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	11,422
Current Value	$ 219
Investment, Identifier [Axis]: Vanguard Group | State St Us Bnd Indx Sl Cl Xiv | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	13,635
Current Value	$ 157
Investment, Identifier [Axis]: Vanguard Group | T Rowe Price Institutional Sm. Cap Stock Fund: Inst'l Cl | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	10,780,004
Current Value	$ 262,818
Investment, Identifier [Axis]: Vanguard Group | T. Rowe Price U.S. Value Equity Trust; Class C | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	5,081,470
Current Value	$ 256,614
Investment, Identifier [Axis]: Vanguard Group | Target Retirement 2020 Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	1,007,036
Current Value	$ 57,293
Investment, Identifier [Axis]: Vanguard Group | Target Retirement 2025 Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	2,764,112
Current Value	$ 170,244
Investment, Identifier [Axis]: Vanguard Group | Target Retirement 2030 Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	5,035,547
Current Value	$ 333,371
Investment, Identifier [Axis]: Vanguard Group | Target Retirement 2035 Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	5,811,820
Current Value	$ 403,080
Investment, Identifier [Axis]: Vanguard Group | Target Retirement 2040 Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	5,741,061
Current Value	$ 427,614
Investment, Identifier [Axis]: Vanguard Group | Target Retirement 2045 Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	6,328,674
Current Value	$ 485,009
Investment, Identifier [Axis]: Vanguard Group | Target Retirement 2050 Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	5,668,671
Current Value	$ 457,398
Investment, Identifier [Axis]: Vanguard Group | Target Retirement 2055 Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	4,590,725
Current Value	$ 371,677
Investment, Identifier [Axis]: Vanguard Group | Target Retirement 2060 Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	2,889,085
Current Value	$ 233,558
Investment, Identifier [Axis]: Vanguard Group | Target Retirement 2065 Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	1,446,676
Current Value	$ 70,428
Investment, Identifier [Axis]: Vanguard Group | Target Retirement 2070 Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	175,302
Current Value	$ 5,220
Investment, Identifier [Axis]: Vanguard Group | Target Retirement Income Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	16,568
Current Value	$ 230
Investment, Identifier [Axis]: Vanguard Group | Target Retirement Income Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	1,074,484
Current Value	$ 50,934
Investment, Identifier [Axis]: Vanguard Group | Target Retirement Income and Growth Trust Select | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	63,844
Current Value	$ 1,653
Investment, Identifier [Axis]: Vanguard Group | Total Bond Market Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	57,641
Current Value	$ 563
Investment, Identifier [Axis]: Vanguard Group | Total Intl Bond Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	5,601
Current Value	$ 108
Investment, Identifier [Axis]: Vanguard Group | Total Intl Stock Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	29,236
Current Value	$ 1,185
Investment, Identifier [Axis]: Vanguard Group | Total Stock Market Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	26,681
Current Value	$ 4,354
Investment, Identifier [Axis]: Vanguard Group | Value Index Adm | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Shares or Units | shares	9,018
Current Value	$ 672